Interest and Finance Costs, details (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and Finance Costs [Abstract]
Interest expense	$ 7,815	$ 7,600	$ 7,021
Amortization of financing costs	519	473	379
Commitment fees and other costs	93	67	218
Interest and finance costs	$ 8,427	$ 8,140	$ 7,618